BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATION
BUSINESS COMBINATION
NOTE 9 - BUSINESS COMBINATIONS

Correlate Exchange Agreement

On December 28, 2021, Correlate Inc. became a wholly owned subsidiary of the Company. As detailed in Note 1, Correlate was determined to be the accounting acquirer. Additionally, management determined that TCCR did not meet the definition of a business as described in ASC 805, as the only asset of TCCR was cash. The assets and liabilities of TCCR were transferred to the Company on December 28, 2021, as follows:

Cash	$213,904
Accounts payable	(341,977)
Accrued expenses	(13,965)
Shareholder advances	(62,500)

Loyal Exchange Agreement

On December 28, 2021, Loyal became a wholly owned subsidiary of the Company. The acquisition date fair value of the consideration transferred for Loyal was approximately $1,099,776, which consisted of 2,339,920 common shares.

The fair value of the common stock issued by the Company was determined using the closing stock price of the Company’s common shares on December 28, 2021.

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
Cash	$3,555
Accounts receivable	15,932
Intangible assets - trademark/trade name	139,700
Intangible assets - customer relationships	233,800
Intangible assets - developed technology	27,750
Goodwill	762,851
Accounts payable	(5,333)
Accrued expenses	(28,079)
Line of credit	(30,000)
Notes payable	(20,400)
Net assets acquired	$1,099,776

The excess of purchase consideration over the fair value of assets acquired and liabilities assumed was recorded as goodwill. The resulting goodwill is primarily attributed to the expanded market opportunities, including integrating the Loyal service offerings with existing Company service offerings. The goodwill has no basis for U.S. income tax purposes.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

			Amortization Schedule
	Fair Value	Useful Life	2022	2023	2024	2025	2026	Total
Trademark/trade name	$139,700	Indefinite	$-	$-	$-	$-	$-	$-
Customer relationships	233,800	5 years	46,760	46,760	46,760	46,760	46,760	233,800
Developed technology	27,750	2 years	13,880	13,870	-	-	-	27,750
	$401,250		$60,640	$60,630	$46,760	$46,760	$46,760	$261,550

The following pro forma financial information summarizes the combined results of operations for the Company and Loyal, as though the companies were combined as of January 1, 2021. The unaudited pro forma financial information was as follows:

2021
Total revenues	$316,389
Net loss	$(131,540)

The pro forma financial information for all periods presented above has been calculated after adjusting the results of Loyal to reflect the business combination accounting effects resulting from this acquisition, including the amortization expense from acquired intangible assets as though the acquisition occurred as of January 1, 2021. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at January 1, 2021.